UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Specialized High Income Central Fund

May 31, 2018

SHI-QTLY-0718
1.834744.112

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 83.2%
	Principal Amount	Value
Convertible Bonds - 0.4%
Broadcasting - 0.4%
DISH Network Corp.:
2.375% 3/15/24	$1,930,000	$1,613,200
3.375% 8/15/26	1,030,000	913,425
		2,526,625
Nonconvertible Bonds - 82.8%
Aerospace - 0.4%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	3,085,000	3,092,713
Air Transportation - 1.7%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	470,000	491,150
Allegiant Travel Co. 5.5% 7/15/19	5,920,000	5,979,200
American Airlines Group, Inc. 5.5% 10/1/19 (a)	1,880,000	1,912,900
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	743,175	765,471
United Continental Holdings, Inc. 4.25% 10/1/22	3,000,000	2,892,930
		12,041,651
Automotive & Auto Parts - 0.1%
Delphi Technologies PLC 5% 10/1/25 (a)	870,000	830,850
Banks & Thrifts - 1.9%
Ally Financial, Inc.:
4.25% 4/15/21	1,520,000	1,527,600
5.75% 11/20/25	3,610,000	3,680,395
8% 11/1/31	3,415,000	4,098,000
Royal Bank of Scotland Group PLC 5.125% 5/28/24	3,630,000	3,684,050
		12,990,045
Broadcasting - 1.1%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	5,300,000	5,114,765
5% 8/1/27 (a)	2,995,000	2,845,669
		7,960,434
Building Materials - 0.2%
Building Materials Corp. of America 4.75% 1/15/28 (a)	1,410,000	1,293,675
Cable/Satellite TV - 7.8%
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	9,515,000	9,372,275
5.5% 5/15/26 (a)	1,155,000	1,109,147
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	3,775,000	3,605,578
5% 2/1/28 (a)	8,615,000	7,968,875
5.125% 2/15/23	550,000	548,625
5.125% 5/1/23 (a)	2,000,000	1,987,500
5.125% 5/1/27 (a)	4,160,000	3,894,800
5.5% 5/1/26 (a)	3,545,000	3,421,989
5.75% 2/15/26 (a)	1,570,000	1,538,129
5.875% 4/1/24 (a)	2,130,000	2,148,638
5.875% 5/1/27 (a)	2,500,000	2,457,813
CSC Holdings LLC:
5.375% 2/1/28 (a)	975,000	911,625
5.5% 4/15/27 (a)	2,025,000	1,938,938
DISH DBS Corp.:
5.875% 11/15/24	2,290,000	1,902,876
7.75% 7/1/26	1,375,000	1,185,938
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,545,000	2,414,569
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	8,270,000	7,895,369
		54,302,684
Chemicals - 2.0%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	715,000	703,681
3.45% 6/1/23	2,305,000	2,176,784
4.5% 12/1/26 (a)	515,000	509,463
5.15% 3/15/34	110,000	101,888
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	3,210,000	3,069,563
5.25% 6/1/27 (a)	570,000	540,075
OCI NV 6.625% 4/15/23 (a)	3,420,000	3,515,760
Olin Corp.:
5% 2/1/30	570,000	536,541
5.125% 9/15/27	1,500,000	1,458,750
Valvoline, Inc. 4.375% 8/15/25	1,510,000	1,427,297
		14,039,802
Consumer Products - 0.2%
Coty, Inc. 6.5% 4/15/26 (a)	1,545,000	1,488,994
Containers - 1.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	1,215,000	1,202,850
4.625% 5/15/23 (a)	3,450,000	3,427,403
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	2,680,000	2,425,400
OI European Group BV 4% 3/15/23 (a)	1,860,000	1,748,400
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	900,000	884,250
Silgan Holdings, Inc. 4.75% 3/15/25	1,060,000	1,004,350
		10,692,653
Diversified Financial Services - 8.5%
Aircastle Ltd.:
4.125% 5/1/24	660,000	642,675
5% 4/1/23	520,000	531,700
5.125% 3/15/21	4,735,000	4,847,456
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	1,250,000	1,180,750
FLY Leasing Ltd.:
5.25% 10/15/24	1,795,000	1,709,738
6.375% 10/15/21	1,665,000	1,727,438
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	21,415,000	21,629,123
6% 8/1/20	2,555,000	2,602,906
6.25% 2/1/22	3,100,000	3,173,625
6.375% 12/15/25	1,390,000	1,384,788
6.75% 2/1/24	740,000	756,650
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.64% 12/21/65 (a)(b)(c)	1,460,000	1,379,700
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.89% 12/21/65 (a)(b)(c)	2,625,000	2,503,594
MSCI, Inc.:
4.75% 8/1/26 (a)	3,230,000	3,157,325
5.25% 11/15/24 (a)	3,460,000	3,494,600
5.375% 5/15/27 (a)	4,455,000	4,466,138
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,390,000	1,271,850
SLM Corp. 5.5% 1/25/23	2,360,000	2,321,650
		58,781,706
Diversified Media - 0.3%
E.W. Scripps Co. 5.125% 5/15/25 (a)	1,145,000	1,083,456
Nielsen Co. S.a.r.l. (Luxembourg) 5% 2/1/25 (a)	1,000,000	965,000
		2,048,456
Energy - 17.8%
Antero Resources Corp.:
5% 3/1/25	5,705,000	5,667,575
5.125% 12/1/22	4,870,000	4,894,350
5.625% 6/1/23 (Reg. S)	4,530,000	4,597,950
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	3,500,000	3,478,125
5.875% 3/31/25	1,970,000	2,056,188
7% 6/30/24	2,165,000	2,389,619
Cheniere Energy Partners LP 5.25% 10/1/25 (a)	980,000	953,050
CNX Midstream Partners LP 6.5% 3/15/26 (a)	580,000	565,500
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.8745% 6/15/22 (a)(b)(c)	4,435,000	4,432,208
Continental Resources, Inc.:
4.5% 4/15/23	6,910,000	7,032,728
4.9% 6/1/44	1,265,000	1,251,218
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	3,995,000	3,945,063
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	3,216,000	3,264,240
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	1,135,000	1,171,888
Drax Finco PLC 6.625% 11/1/25 (a)	640,000	648,000
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	295,000	289,100
5.75% 1/30/28 (a)	295,000	289,838
Energy Transfer Equity LP:
4.25% 3/15/23	2,450,000	2,373,438
5.5% 6/1/27	2,000,000	2,027,500
Ensco PLC:
4.5% 10/1/24	3,080,000	2,564,100
5.2% 3/15/25	5,600,000	4,690,000
7.75% 2/1/26	755,000	719,138
8% 1/31/24	880,000	877,800
Extraction Oil & Gas, Inc. 5.625% 2/1/26 (a)	1,360,000	1,302,200
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	3,885,000	3,904,425
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	7,853,000	7,656,675
5.75% 10/1/25 (a)	2,990,000	2,982,525
Jonah Energy LLC 7.25% 10/15/25 (a)	1,080,000	854,550
Nabors Industries, Inc.:
5.5% 1/15/23	1,289,000	1,263,220
5.75% 2/1/25 (a)	1,815,000	1,719,713
Newfield Exploration Co. 5.375% 1/1/26	3,475,000	3,574,906
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,840,000	1,766,400
4.5% 9/15/27 (a)	365,000	339,450
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	990,000	952,875
Noble Holding International Ltd. 7.75% 1/15/24	1,683,000	1,577,813
Precision Drilling Corp.:
5.25% 11/15/24	480,000	451,200
6.5% 12/15/21	311,000	317,282
7.125% 1/15/26 (a)	600,000	612,000
7.75% 12/15/23	1,195,000	1,263,713
Range Resources Corp.:
4.875% 5/15/25	3,225,000	3,031,500
5% 8/15/22	1,500,000	1,485,000
5% 3/15/23	2,575,000	2,497,750
Sanchez Energy Corp. 7.25% 2/15/23 (a)	2,145,000	2,104,781
Southwestern Energy Co.:
4.1% 3/15/22	2,280,000	2,211,600
7.75% 10/1/27	1,245,000	1,301,025
Summit Midstream Holdings LLC 5.5% 8/15/22	710,000	692,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	1,110,000	1,112,775
4.25% 11/15/23	5,440,000	5,181,600
5% 1/15/28 (a)	2,030,000	1,907,591
5.125% 2/1/25	3,420,000	3,377,250
5.25% 5/1/23	275,000	277,063
5.375% 2/1/27	460,000	446,200
5.875% 4/15/26 (a)	3,160,000	3,174,820
6.75% 3/15/24	1,640,000	1,726,133
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	355,000	342,575
5% 1/31/28 (a)	360,000	339,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.5% 10/15/19	485,000	497,562
Whiting Petroleum Corp.:
5.75% 3/15/21	520,000	530,400
6.625% 1/15/26 (a)	475,000	486,281
		123,441,469
Food/Beverage/Tobacco - 2.0%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	3,270,000	3,155,550
Darling International, Inc. 5.375% 1/15/22	1,625,000	1,654,981
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	2,000,000	1,965,000
4.875% 11/1/26 (a)	1,325,000	1,313,406
Vector Group Ltd. 6.125% 2/1/25 (a)	5,995,000	5,875,100
		13,964,037
Gaming - 4.9%
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,745,000	1,745,000
MCE Finance Ltd. 4.875% 6/6/25 (a)	7,690,000	7,312,014
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	14,000,000	12,880,000
4.5% 1/15/28	2,285,000	2,050,788
MGM Mirage, Inc. 6% 3/15/23	2,175,000	2,251,125
Scientific Games Corp. 5% 10/15/25 (a)	2,230,000	2,151,950
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	2,825,000	2,701,406
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	710,000	676,630
5.5% 10/1/27 (a)	2,405,000	2,320,825
		34,089,738
Healthcare - 7.6%
Community Health Systems, Inc. 6.25% 3/31/23	3,975,000	3,706,688
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	2,585,000	2,520,375
HCA Holdings, Inc.:
4.5% 2/15/27	4,950,000	4,690,125
5% 3/15/24	2,335,000	2,351,812
5.25% 6/15/26	7,245,000	7,208,775
Hologic, Inc.:
4.375% 10/15/25 (a)	1,255,000	1,200,094
4.625% 2/1/28 (a)	235,000	221,488
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	875,000	822,553
5.25% 8/1/26	1,755,000	1,702,350
6.375% 3/1/24	960,000	1,008,000
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	1,155,000	1,152,113
5.5% 2/1/21	5,385,000	5,511,144
Service Corp. International 4.625% 12/15/27	1,390,000	1,325,379
Teleflex, Inc.:
4.625% 11/15/27	805,000	760,781
4.875% 6/1/26	7,400,000	7,233,500
Tenet Healthcare Corp.:
4.375% 10/1/21	1,485,000	1,470,150
4.625% 7/15/24 (a)	980,000	941,976
THC Escrow Corp. III 5.125% 5/1/25 (a)	2,400,000	2,328,000
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	1,095,000	1,074,469
6.5% 3/15/22 (a)	2,190,000	2,280,338
7% 3/15/24 (a)	1,925,000	2,016,438
Wellcare Health Plans, Inc. 5.25% 4/1/25	1,280,000	1,276,800
		52,803,348
Homebuilders/Real Estate - 1.9%
Howard Hughes Corp. 5.375% 3/15/25 (a)	3,325,000	3,212,781
Lennar Corp.:
4.75% 4/1/21	2,115,000	2,135,516
4.75% 11/29/27 (a)	915,000	853,238
4.875% 12/15/23	900,000	897,750
5% 6/15/27 (a)	1,470,000	1,400,175
5.25% 6/1/26 (a)	260,000	253,370
M.D.C. Holdings, Inc. 6% 1/15/43	505,000	452,606
PulteGroup, Inc. 5% 1/15/27	1,000,000	953,750
Starwood Property Trust, Inc. 4.75% 3/15/25 (a)	660,000	635,052
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	1,680,000	1,686,300
5.875% 4/15/23 (a)	785,000	792,850
		13,273,388
Hotels - 1.1%
Hilton Escrow Issuer LLC 4.25% 9/1/24	4,785,000	4,557,713
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	1,000,000	965,000
4.875% 4/1/27	590,000	564,925
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,715,000	1,710,713
		7,798,351
Metals/Mining - 2.0%
ArcelorMittal SA 6.125% 6/1/25	630,000	675,675
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	210,000	206,063
5.125% 3/15/23 (a)	715,000	705,169
5.125% 5/15/24 (a)	780,000	765,375
Freeport-McMoRan, Inc.:
3.55% 3/1/22	6,500,000	6,262,360
3.875% 3/15/23	1,395,000	1,340,944
4.55% 11/14/24	2,320,000	2,250,400
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	1,990,000	2,019,850
		14,225,836
Restaurants - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	2,665,000	2,525,088
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	125,000	124,063
		2,649,151
Services - 2.5%
Aramark Services, Inc.:
4.75% 6/1/26	2,415,000	2,336,513
5% 2/1/28 (a)	1,170,000	1,126,125
5.125% 1/15/24	4,015,000	4,077,233
Ashtead Capital, Inc.:
4.125% 8/15/25 (a)	585,000	549,169
4.375% 8/15/27 (a)	615,000	568,875
CDK Global, Inc. 4.875% 6/1/27	715,000	673,888
Corrections Corp. of America:
4.625% 5/1/23	4,595,000	4,514,588
5% 10/15/22	130,000	130,650
IHS Markit Ltd. 4.75% 2/15/25 (a)	1,945,000	1,932,844
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,555,000	1,220,675
		17,130,560
Steel - 2.2%
ArcelorMittal SA 7.25% 10/15/39 (b)	632,000	733,120
Cliffs Natural Resources, Inc. 4.875% 1/15/24 (a)	1,390,000	1,357,863
Commercial Metals Co. 5.375% 7/15/27	2,440,000	2,336,300
Steel Dynamics, Inc.:
4.125% 9/15/25	1,660,000	1,568,700
5.125% 10/1/21	8,800,000	8,936,400
		14,932,383
Technology - 5.2%
EMC Corp. 2.65% 6/1/20	2,400,000	2,342,639
Fair Isaac Corp. 5.25% 5/15/26 (a)	1,445,000	1,459,450
Gartner, Inc. 5.125% 4/1/25 (a)	535,000	530,988
Micron Technology, Inc. 5.5% 2/1/25	1,815,000	1,888,235
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	2,692,000	2,702,095
5.625% 12/15/26	1,960,000	1,911,000
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	1,475,000	1,464,859
4.125% 6/1/21 (a)	2,185,000	2,201,606
4.625% 6/15/22 (a)	1,700,000	1,736,125
Open Text Corp. 5.875% 6/1/26 (a)	4,260,000	4,356,276
Qorvo, Inc.:
6.75% 12/1/23	6,450,000	6,837,000
7% 12/1/25	3,345,000	3,600,056
Sensata Technologies BV:
4.875% 10/15/23 (a)	1,440,000	1,440,000
5% 10/1/25 (a)	2,020,000	2,025,050
Symantec Corp.:
4.2% 9/15/20	515,000	515,732
5% 4/15/25 (a)	850,000	821,660
		35,832,771
Telecommunications - 4.8%
Altice Financing SA:
6.625% 2/15/23 (a)	3,480,000	3,430,584
7.5% 5/15/26 (a)	2,940,000	2,811,375
Equinix, Inc.:
5.375% 4/1/23	635,000	649,288
5.875% 1/15/26	1,860,000	1,894,875
Level 3 Financing, Inc. 5.25% 3/15/26	3,689,000	3,506,395
Qwest Corp. 6.75% 12/1/21	885,000	951,334
T-Mobile U.S.A., Inc.:
4% 4/15/22	1,980,000	1,970,100
4.5% 2/1/26	1,350,000	1,269,000
4.75% 2/1/28	900,000	841,500
5.125% 4/15/25	1,525,000	1,524,695
6% 3/1/23	5,535,000	5,728,725
6% 4/15/24	1,450,000	1,506,260
6.5% 1/15/24	1,700,000	1,776,500
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	3,200,000	3,104,550
U.S. West Communications 7.25% 9/15/25	945,000	1,016,355
Wind Tre SpA 5% 1/20/26 (a)	1,340,000	1,072,670
		33,054,206
Utilities - 4.7%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,057,000	3,332,130
DPL, Inc. 6.75% 10/1/19	2,475,000	2,564,719
NRG Energy, Inc.:
5.75% 1/15/28 (a)	775,000	765,382
6.625% 1/15/27	665,000	686,613
NRG Yield Operating LLC 5% 9/15/26	1,435,000	1,381,188
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	7,089,074	7,744,813
The AES Corp.:
4% 3/15/21	1,460,000	1,460,365
4.5% 3/15/23	965,000	965,000
4.875% 5/15/23	9,680,000	9,704,200
5.125% 9/1/27	1,550,000	1,526,750
6% 5/15/26	2,155,000	2,222,344
		32,353,504

TOTAL NONCONVERTIBLE BONDS		575,112,405

TOTAL CORPORATE BONDS
(Cost $584,974,133)		577,639,030

Bank Loan Obligations - 4.3%
Aerospace - 0.7%
TransDigm, Inc.:
Tranche F, term loan 3 month U.S. LIBOR + 2.750% 5.052% 6/9/23 (b)(c)	3,433,192	3,424,198
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.7298% 8/22/24 (b)(c)	1,493,856	1,489,061

TOTAL AEROSPACE		4,913,259

Air Transportation - 0.2%
American Airlines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9187% 12/14/23 (b)(c)	1,633,500	1,622,997
Cable/Satellite TV - 0.7%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4187% 1/25/26 (b)(c)	215,000	214,463
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1687% 9/30/25 (b)(c)	1,535,000	1,533,358
Zayo Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9803% 1/19/21 (b)(c)	717,750	719,846
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.4187% 4/15/25 (b)(c)	2,565,000	2,549,559

TOTAL CABLE/SATELLITE TV		5,017,226

Chemicals - 0.1%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (b)(c)	93,487	93,904
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (b)(c)	215,738	216,701

TOTAL CHEMICALS		310,605

Containers - 0.0%
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.3118% 1/29/25 (b)(c)	110,000	110,584
Energy - 0.6%
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4171% 5/7/25 (b)(c)	4,450,000	4,444,438
Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1687% 12/15/22 (b)(c)	1,190,840	1,192,626
Food & Drug Retail - 0.2%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3194% 6/22/23 (b)(c)	1,137,993	1,124,314
Food/Beverage/Tobacco - 0.2%
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.97% 5/24/24 (b)(c)	1,325,062	1,325,301
Gaming - 0.3%
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 4/18/24 (b)(c)	1,265,925	1,265,722
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 8/14/24 (b)(c)	623,725	625,384

TOTAL GAMING		1,891,106

Healthcare - 0.1%
HCA Holdings, Inc. Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 3.9803% 3/13/25 (b)(c)	820,000	825,469
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5/17/25 (c)(d)	130,000	130,212

TOTAL HEALTHCARE		955,681

Services - 0.1%
Aramark Services, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.9803% 3/11/25 (b)(c)	518,700	519,188
Technology - 0.3%
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 2/15/24 (b)(c)	1,768,665	1,773,759
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 3/3/23 (b)(c)	397,964	398,959

TOTAL TECHNOLOGY		2,172,718

Telecommunications - 0.4%
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2113% 2/22/24 (b)(c)	1,575,000	1,575,882
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.2303% 2/2/26 (b)(c)	1,095,000	1,100,595

TOTAL TELECOMMUNICATIONS		2,676,477

Utilities - 0.2%
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0694% 5/31/22 (b)(c)	1,549,350	1,547,088
TOTAL BANK LOAN OBLIGATIONS
(Cost $29,781,297)		29,823,608

Preferred Securities - 8.8%
Banks & Thrifts - 8.0%
Bank of America Corp.:
5.875% (b)(e)	3,220,000	3,223,872
6.1% (b)(e)	2,440,000	2,546,989
6.25% (b)(e)	14,760,000	15,574,245
6.5% (b)(e)	2,245,000	2,398,056
Barclays Bank PLC 7.625% 11/21/22	3,435,000	3,734,804
Barclays PLC 6.625% (b)(e)	1,255,000	1,275,816
Citigroup, Inc.:
5.875% (b)(e)	3,735,000	3,877,067
5.95% (b)(e)	8,275,000	8,359,808
5.95% (b)(e)	1,115,000	1,174,031
6.125% (b)(e)	2,860,000	2,989,642
Credit Agricole SA:
6.625% (a)(b)(e)	5,485,000	5,581,086
7.875% (a)(b)(e)	1,480,000	1,561,370
Goldman Sachs Group, Inc. 5% (b)(e)	2,245,000	2,141,706
Royal Bank of Scotland Group PLC 7.5% (b)(e)	1,110,000	1,157,552

TOTAL BANKS & THRIFTS		55,596,044

Energy - 0.8%
Andeavor Logistics LP 6.875% (b)(e)	2,635,000	2,691,735
Energy Transfer Partners LP. 6.25% (b)(e)	3,090,000	2,957,604

TOTAL ENERGY		5,649,339

TOTAL PREFERRED SECURITIES
(Cost $60,011,732)		61,245,383
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.76% (f)
(Cost $18,574,912)	18,571,198	18,574,912
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $693,342,074)		687,282,933
NET OTHER ASSETS (LIABILITIES) - 1.0%		7,113,659
NET ASSETS - 100%		$694,396,592

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $245,501,512 or 35.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$202,824
Total	$202,824

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$577,639,030	$--	$577,639,030	$--
Bank Loan Obligations	29,823,608	--	29,823,608	--
Preferred Securities	61,245,383	--	61,245,383	--
Money Market Funds	18,574,912	18,574,912	--	--
Total Investments in Securities:	$687,282,933	$18,574,912	$668,708,021	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® High Income Central Fund 2

May 31, 2018

HICII-QTLY-0718
1.861967.110

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 85.2%
	Principal Amount	Value
Convertible Bonds - 0.8%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	$210,000	$175,530
3.375% 8/15/26	4,590,000	4,070,504
		4,246,034
Energy - 0.2%
Ensco Jersey Finance Ltd. 3% 1/31/24	1,500,000	1,347,696
Utilities - 0.1%
SolarCity Corp. 1.625% 11/1/19	1,350,000	1,246,915

TOTAL CONVERTIBLE BONDS		6,840,645

Nonconvertible Bonds - 84.4%
Aerospace - 0.9%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	320,000	320,800
Bombardier, Inc.:
7.5% 12/1/24 (a)	1,425,000	1,485,563
7.5% 3/15/25 (a)	2,675,000	2,762,205
DAE Funding LLC:
4% 8/1/20 (a)	535,000	529,650
4.5% 8/1/22 (a)	670,000	639,850
5% 8/1/24 (a)	165,000	155,513
Huntington Ingalls Industries, Inc. 5% 11/15/25 (a)	625,000	649,244
TransDigm UK Holdings PLC 6.875% 5/15/26 (a)	895,000	915,138
		7,457,963
Air Transportation - 0.1%
United Continental Holdings, Inc. 6.375% 6/1/18	155,000	155,000
XPO Logistics, Inc. 6.125% 9/1/23 (a)	725,000	741,095
		896,095
Automotive & Auto Parts - 0.6%
Allison Transmission, Inc. 5% 10/1/24 (a)	1,160,000	1,151,300
Delphi Technologies PLC 5% 10/1/25 (a)	1,000,000	955,000
Lithia Motors, Inc. 5.25% 8/1/25 (a)	590,000	579,675
Tesla, Inc. 5.3% 8/15/25 (a)	2,680,000	2,324,900
		5,010,875
Banks & Thrifts - 0.9%
Ally Financial, Inc.:
4.25% 4/15/21	1,170,000	1,175,850
5.75% 11/20/25	5,850,000	5,964,075
Royal Bank of Scotland Group PLC 5.125% 5/28/24	555,000	563,264
		7,703,189
Broadcasting - 1.0%
CBS Radio, Inc. 7.25% 11/1/24 (a)	615,000	590,400
iHeartCommunications, Inc.:
9% 9/15/22 (b)	780,000	608,400
10.625% 3/15/23 (b)	1,205,000	939,900
11.25% 3/1/21 (a)(b)	915,000	718,275
Sinclair Television Group, Inc. 5.125% 2/15/27 (a)	320,000	297,600
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	825,000	796,166
5% 8/1/27 (a)	1,900,000	1,805,266
5.375% 7/15/26 (a)	2,525,000	2,442,938
Univision Communications, Inc. 5.125% 2/15/25 (a)	535,000	492,682
		8,691,627
Building Materials - 0.4%
Builders FirstSource, Inc. 5.625% 9/1/24 (a)	1,175,000	1,154,132
Building Materials Corp. of America:
5.5% 2/15/23 (a)	690,000	704,663
6% 10/15/25 (a)	1,165,000	1,176,650
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (a)	400,000	376,000
U.S. Concrete, Inc. 6.375% 6/1/24	425,000	431,906
		3,843,351
Cable/Satellite TV - 6.1%
Altice SA:
7.625% 2/15/25 (a)	9,990,000	8,841,250
7.75% 5/15/22 (a)	12,375,000	11,879,950
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	1,620,000	1,595,700
5.5% 5/15/26 (a)	3,470,000	3,332,241
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	1,070,000	1,021,978
5% 2/1/28 (a)	1,075,000	994,375
5.125% 2/15/23	670,000	668,325
5.125% 5/1/23 (a)	2,200,000	2,186,250
5.125% 5/1/27 (a)	2,815,000	2,635,544
5.5% 5/1/26 (a)	1,095,000	1,057,004
5.75% 9/1/23	1,160,000	1,168,700
5.875% 4/1/24 (a)	2,995,000	3,021,206
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (a)	760,000	756,215
5.125% 12/15/21 (a)	1,379,000	1,372,270
CSC Holdings, Inc. 5.5% 4/15/27 (a)	2,075,000	1,986,813
DISH DBS Corp.:
5% 3/15/23	865,000	747,144
5.875% 7/15/22	550,000	514,250
6.75% 6/1/21	1,122,000	1,122,000
7.75% 7/1/26	385,000	332,063
Unitymedia KabelBW GmbH 6.125% 1/15/25 (a)	1,680,000	1,732,920
Virgin Media Finance PLC 4.875% 2/15/22	845,000	811,200
Virgin Media Secured Finance PLC:
5.25% 1/15/26 (a)	805,000	754,688
5.5% 8/15/26 (a)	1,475,000	1,399,406
VTR Finance BV 6.875% 1/15/24 (a)	940,000	958,706
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	2,410,000	2,300,827
		53,191,025
Capital Goods - 0.6%
Apergy Corp. 6.375% 5/1/26 (a)	315,000	320,513
General Cable Corp. 5.75% 10/1/22 (c)	3,659,000	3,741,328
RBS Global, Inc./Rexnord Corp. 4.875% 12/15/25 (a)	345,000	332,063
SPX Flow, Inc.:
5.625% 8/15/24 (a)	385,000	380,188
5.875% 8/15/26 (a)	385,000	379,225
		5,153,317
Chemicals - 4.1%
Blue Cube Spinco, Inc.:
9.75% 10/15/23	1,175,000	1,343,906
10% 10/15/25	1,455,000	1,695,075
CF Industries Holdings, Inc.:
3.45% 6/1/23	1,040,000	982,150
5.15% 3/15/34	2,965,000	2,746,331
5.375% 3/15/44	2,735,000	2,413,638
LSB Industries, Inc. 9.625% 5/1/23 (a)	510,000	518,925
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,365,000	4,605,075
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (b)(d)	2,875,000	0
NOVA Chemicals Corp. 4.875% 6/1/24 (a)	960,000	918,000
OCI NV 6.625% 4/15/23 (a)	390,000	400,920
Platform Specialty Products Corp.:
5.875% 12/1/25 (a)	1,570,000	1,511,125
6.5% 2/1/22 (a)	1,725,000	1,768,125
The Chemours Co. LLC:
6.625% 5/15/23	1,985,000	2,084,806
7% 5/15/25	1,275,000	1,367,438
TPC Group, Inc. 8.75% 12/15/20 (a)	5,360,000	5,282,280
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,075,000	1,058,875
Tronox Finance PLC 5.75% 10/1/25 (a)	415,000	402,550
Tronox, Inc. 6.5% 4/15/26 (a)	5,105,000	5,034,806
Valvoline, Inc. 5.5% 7/15/24	335,000	337,513
Versum Materials, Inc. 5.5% 9/30/24 (a)	245,000	246,225
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	345,000	355,350
5.625% 10/1/24 (a)	1,095,000	1,133,325
		36,206,438
Consumer Products - 0.2%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	45,000	44,100
Prestige Brands, Inc. 6.375% 3/1/24 (a)	835,000	822,475
Tempur Sealy International, Inc. 5.5% 6/15/26	1,155,000	1,114,575
		1,981,150
Containers - 2.0%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (a)(c)	520,000	530,400
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	4,395,000	4,366,213
6% 6/30/21 (a)	1,145,000	1,159,313
6% 2/15/25 (a)	2,108,000	2,065,840
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	365,000	355,455
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	4,795,000	4,339,475
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (a)	925,000	923,844
5.375% 1/15/25 (a)	2,405,000	2,362,913
Plastipak Holdings, Inc. 6.25% 10/15/25 (a)	265,000	253,075
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	1,275,000	1,252,688
		17,609,216
Diversified Financial Services - 4.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	1,965,000	2,011,335
Aircastle Ltd. 5% 4/1/23	755,000	771,988
CIT Group, Inc.:
5% 8/15/22	472,000	479,670
5.375% 5/15/20	104,000	107,120
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	2,661,000	2,513,581
FLY Leasing Ltd.:
5.25% 10/15/24	2,885,000	2,747,963
6.375% 10/15/21	4,525,000	4,694,688
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (a)	655,000	689,388
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20	650,000	662,188
6.25% 2/1/22	445,000	455,569
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.64% 12/21/65 (a)(c)(e)	1,170,000	1,105,650
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.89% 12/21/65 (a)(c)(e)	1,750,000	1,669,063
Intelsat Connect Finance SA 12.5% 4/1/22 (a)	359,000	346,435
International Lease Finance Corp. 5.875% 8/15/22	570,000	610,088
MSCI, Inc.:
5.375% 5/15/27 (a)	1,070,000	1,072,675
5.75% 8/15/25 (a)	520,000	534,950
Navient Corp.:
5% 10/26/20	345,000	347,070
6.625% 7/26/21	675,000	700,313
6.75% 6/25/25	2,140,000	2,176,808
7.25% 9/25/23	530,000	557,825
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.875% 2/15/23 (a)	1,385,000	1,315,750
SLM Corp.:
4.875% 6/17/19	1,665,000	1,681,983
6.125% 3/25/24	1,125,000	1,127,813
7.25% 1/25/22	605,000	639,788
8% 3/25/20	2,370,000	2,520,495
Springleaf Financial Corp.:
6.125% 5/15/22	1,065,000	1,086,300
6.875% 3/15/25	535,000	532,325
7.125% 3/15/26	1,060,000	1,060,848
8.25% 12/15/20	1,195,000	1,302,550
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (a)	795,000	779,100
		36,301,319
Diversified Media - 1.3%
Clear Channel Worldwide Holdings, Inc. Series A, 6.5% 11/15/22	2,220,000	2,264,400
E.W. Scripps Co. 5.125% 5/15/25 (a)	395,000	373,769
MDC Partners, Inc. 6.5% 5/1/24 (a)	4,664,000	4,127,640
Nielsen Co. S.a.r.l. (Luxembourg) 5% 2/1/25 (a)	870,000	839,550
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	4,185,000	4,151,394
		11,756,753
Energy - 11.9%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.5% 5/20/25	865,000	839,612
Antero Resources Corp.:
5.125% 12/1/22	890,000	894,450
5.625% 6/1/23 (Reg. S)	815,000	827,225
Antero Resources Finance Corp. 5.375% 11/1/21	990,000	1,000,395
Baytex Energy Corp.:
5.125% 6/1/21 (a)	275,000	261,250
5.625% 6/1/24 (a)	830,000	755,300
California Resources Corp. 8% 12/15/22 (a)	6,275,000	5,537,688
Callon Petroleum Co. 6.125% 10/1/24	335,000	337,931
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27	530,000	526,688
Chesapeake Energy Corp.:
4.875% 4/15/22	380,000	369,550
5.375% 6/15/21	1,816,000	1,788,760
5.75% 3/15/23	745,000	700,300
6.125% 2/15/21	575,000	580,750
8% 1/15/25	985,000	978,844
8% 6/15/27	1,150,000	1,141,375
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	4,540,000	4,517,300
CNX Midstream Partners LP 6.5% 3/15/26 (a)	480,000	468,000
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (a)	535,000	537,675
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8745% 6/15/22 (a)(c)(e)	820,000	819,484
6.5% 5/15/26 (a)	1,740,000	1,726,950
6.875% 6/15/25 (a)	980,000	999,600
Covey Park Energy LLC 7.5% 5/15/25 (a)	1,130,000	1,118,700
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,665,000	1,689,975
Denbury Resources, Inc.:
4.625% 7/15/23	3,555,000	2,968,425
5.5% 5/1/22	2,535,000	2,237,138
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	535,000	552,388
Drax Finco PLC 6.625% 11/1/25 (a)	820,000	830,250
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	385,000	377,300
5.75% 1/30/28 (a)	390,000	383,175
Ensco PLC:
4.5% 10/1/24	780,000	649,350
5.2% 3/15/25	420,000	351,750
5.75% 10/1/44	1,156,000	823,650
7.75% 2/1/26	535,000	509,588
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	2,085,000	2,064,150
Exterran Energy Solutions LP 8.125% 5/1/25	885,000	934,781
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	435,000	433,913
FTS International, Inc. 6.25% 5/1/22	720,000	727,200
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,000,000	2,010,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,275,000	2,218,125
5.75% 10/1/25 (a)	810,000	807,975
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (a)	575,000	573,563
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	535,000	510,925
Jonah Energy LLC 7.25% 10/15/25 (a)	2,525,000	1,997,906
Nabors Industries, Inc. 5.75% 2/1/25 (a)	3,205,000	3,036,738
Neptune Energy Bondco PLC 6.625% 5/15/25 (a)	1,065,000	1,061,006
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.125% 7/15/19	435,000	435,000
6.125% 3/1/25	1,505,000	1,448,563
7.5% 11/1/23	1,350,000	1,377,000
NGPL PipeCo LLC 4.375% 8/15/22 (a)	230,000	229,713
Noble Holding International Ltd.:
5.25% 3/15/42	620,000	415,400
6.05% 3/1/41	755,000	532,275
7.7% 4/1/25 (c)	1,040,000	948,896
7.75% 1/15/24	1,373,000	1,287,188
7.875% 2/1/26 (a)	860,000	876,125
Oceaneering International, Inc. 6% 2/1/28	535,000	528,516
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	575,000	557,750
5.625% 10/15/27 (a)	445,000	439,438
6.25% 6/1/24 (a)	165,000	170,363
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	1,335,000	1,383,394
7.25% 6/15/25	1,195,000	1,239,454
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	370,000	373,238
PDC Energy, Inc. 6.125% 9/15/24	290,000	295,075
Precision Drilling Corp. 7.125% 1/15/26 (a)	730,000	744,600
Range Resources Corp. 5% 3/15/23	1,415,000	1,372,550
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	1,090,000	1,057,300
5.625% 11/15/23	845,000	787,963
Sanchez Energy Corp. 7.25% 2/15/23 (a)	2,710,000	2,659,188
SemGroup Corp.:
6.375% 3/15/25	2,105,000	1,989,225
7.25% 3/15/26	1,490,000	1,460,200
SM Energy Co.:
5% 1/15/24	1,345,000	1,260,938
5.625% 6/1/25	1,690,000	1,618,175
6.125% 11/15/22	1,980,000	2,009,700
6.5% 11/15/21	650,000	661,375
6.5% 1/1/23	1,650,000	1,674,750
Southwestern Energy Co.:
4.1% 3/15/22	4,770,000	4,626,900
7.5% 4/1/26	1,870,000	1,935,487
7.75% 10/1/27	1,005,000	1,050,225
Summit Midstream Holdings LLC 5.75% 4/15/25	1,230,000	1,171,575
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	2,335,000	2,224,088
5.125% 2/1/25	470,000	464,125
5.25% 5/1/23	330,000	332,475
5.875% 4/15/26 (a)	1,070,000	1,075,018
6.75% 3/15/24	235,000	247,342
Teine Energy Ltd. 6.875% 9/30/22 (a)	600,000	607,500
TerraForm Power Operating LLC 4.25% 1/31/23 (a)	625,000	603,125
Transocean, Inc. 9% 7/15/23 (a)	770,000	829,675
U.S.A. Compression Partners LP 6.875% 4/1/26 (a)	320,000	329,600
Weatherford International Ltd.:
6.5% 8/1/36	540,000	419,850
7% 3/15/38	351,000	277,290
Weatherford International, Inc.:
6.8% 6/15/37	780,000	608,400
9.875% 3/1/25 (a)	1,070,000	1,045,925
Whiting Petroleum Corp.:
5.75% 3/15/21	855,000	872,100
6.25% 4/1/23	235,000	239,700
6.625% 1/15/26 (a)	620,000	634,725
WPX Energy, Inc. 6% 1/15/22	61,000	64,050
		103,969,625
Entertainment/Film - 1.8%
AMC Entertainment Holdings, Inc.:
5.875% 11/15/26	5,930,000	5,774,338
6.125% 5/15/27	4,917,000	4,742,447
AMC Entertainment, Inc. 5.75% 6/15/25	2,030,000	1,984,325
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	400,000	402,000
5.875% 3/15/25	1,180,000	1,191,800
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(c)	1,273,091	1,254,790
		15,349,700
Environmental - 1.3%
Covanta Holding Corp.:
5.875% 3/1/24	1,282,000	1,259,565
5.875% 7/1/25	2,865,000	2,762,003
6.375% 10/1/22	871,000	886,243
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	2,780,000	2,825,175
Tervita Escrow Corp.:
7.625% 12/1/21	395,000	398,950
7.625% 12/1/21 (a)	3,260,000	3,292,600
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (a)	315,000	303,975
		11,728,511
Food & Drug Retail - 1.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	2,920,000	2,569,600
6.625% 6/15/24	1,255,000	1,180,077
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (a)(b)	7,234,000	7,234,000
9.375% 9/15/18 pay-in-kind (a)(b)(c)	9,079,922	5,311,754
Performance Food Group, Inc. 5.5% 6/1/24 (a)	500,000	495,000
Rite Aid Corp. 7.7% 2/15/27	229,000	199,230
		16,989,661
Food/Beverage/Tobacco - 3.4%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	5,455,000	5,264,075
Cott Holdings, Inc. 5.5% 4/1/25 (a)	1,555,000	1,531,675
ESAL GmbH 6.25% 2/5/23 (a)	5,460,000	5,207,530
JBS Investments GmbH:
7.25% 4/3/24 (a)	3,255,000	3,198,070
7.75% 10/28/20 (a)	1,230,000	1,254,600
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	1,845,000	1,715,850
6.75% 2/15/28 (a)	3,000,000	2,835,000
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,055,000	1,036,538
4.875% 11/1/26 (a)	320,000	317,200
Minerva Luxembourg SA 6.5% 9/20/26 (a)	415,000	382,319
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24	420,000	431,550
Post Holdings, Inc.:
5% 8/15/26 (a)	1,300,000	1,218,750
5.5% 3/1/25 (a)	1,115,000	1,098,275
5.625% 1/15/28 (a)	1,070,000	1,008,475
5.75% 3/1/27 (a)	1,045,000	1,010,714
U.S. Foods, Inc. 5.875% 6/15/24 (a)	770,000	783,475
Vector Group Ltd. 6.125% 2/1/25 (a)	1,310,000	1,283,800
		29,577,896
Gaming - 2.1%
Boyd Gaming Corp. 6.375% 4/1/26	395,000	404,875
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	7,185,000	6,879,638
Downstream Development Authority 10.5% 2/15/23 (a)	535,000	539,681
Eldorado Resorts, Inc. 6% 4/1/25	1,055,000	1,049,725
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	190,000	188,575
Jacobs Entertainment, Inc. 7.875% 2/1/24 (a)	225,000	235,125
MCE Finance Ltd. 4.875% 6/6/25 (a)	855,000	812,974
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26	2,185,000	2,010,200
MGM Mirage, Inc.:
7.75% 3/15/22	660,000	722,700
8.625% 2/1/19	894,000	924,476
Scientific Games Corp. 5% 10/15/25 (a)	1,910,000	1,843,150
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (a)	445,000	447,092
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	2,150,000	2,050,563
Wynn Macau Ltd. 4.875% 10/1/24 (a)	525,000	500,325
		18,609,099
Healthcare - 11.0%
AmSurg Corp. 5.625% 7/15/22	985,000	1,001,006
Catalent Pharma Solutions 4.875% 1/15/26 (a)	300,000	288,810
Centene Escrow Corp. 5.375% 6/1/26 (a)	1,060,000	1,070,600
Community Health Systems, Inc.:
5.125% 8/1/21	7,215,000	6,779,863
6.25% 3/31/23	4,355,000	4,061,038
6.875% 2/1/22	17,171,000	9,014,775
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,415,000	1,379,625
DaVita HealthCare Partners, Inc.:
5% 5/1/25	1,750,000	1,658,650
5.125% 7/15/24	1,820,000	1,774,500
HCA Holdings, Inc.:
5.25% 6/15/26	645,000	641,775
5.875% 3/15/22	620,000	651,775
5.875% 5/1/23	1,150,000	1,196,000
6.25% 2/15/21	1,045,000	1,094,638
HealthSouth Corp.:
5.75% 11/1/24	1,000,000	1,015,000
5.75% 9/15/25	695,000	708,900
Hologic, Inc. 4.375% 10/15/25 (a)	895,000	855,844
IMS Health, Inc. 5% 10/15/26 (a)	680,000	649,400
Kindred Healthcare, Inc.:
8% 1/15/20	4,170,000	4,441,008
8.75% 1/15/23	4,070,000	4,344,725
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	75,000	70,505
5.5% 5/1/24	575,000	581,900
6.375% 3/1/24	735,000	771,750
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	11,880,000	11,701,800
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(c)	1,070,000	1,106,113
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	3,010,000	3,002,475
5.5% 2/1/21	2,645,000	2,706,959
SP Finco LLC 6.75% 7/1/25 (a)	250,000	233,125
Teleflex, Inc. 4.875% 6/1/26	1,740,000	1,700,850
Tenet Healthcare Corp.:
4.375% 10/1/21	3,120,000	3,088,800
4.5% 4/1/21	220,000	218,680
6% 10/1/20	395,000	407,838
Teva Pharmaceutical Finance Netherlands III BV:
6% 4/15/24	3,430,000	3,378,550
6.75% 3/1/28	860,000	870,965
THC Escrow Corp. III 5.125% 5/1/25 (a)	2,150,000	2,085,500
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	2,385,000	2,340,281
5.625% 12/1/21 (a)	590,000	584,690
5.875% 5/15/23 (a)	5,280,000	5,016,000
6.125% 4/15/25 (a)	3,850,000	3,561,250
6.75% 8/15/21 (a)	800,000	808,240
7.25% 7/15/22 (a)	2,585,000	2,624,292
7.5% 7/15/21 (a)	1,785,000	1,818,469
8.5% 1/31/27 (a)(f)	885,000	899,381
9% 12/15/25 (a)	1,775,000	1,857,094
9.25% 4/1/26 (a)	2,145,000	2,251,456
Wellcare Health Plans, Inc. 5.25% 4/1/25	215,000	214,463
		96,529,358
Homebuilders/Real Estate - 2.3%
AV Homes, Inc. 6.625% 5/15/22	785,000	797,953
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27	1,090,000	964,759
6.75% 3/15/25	1,040,000	1,008,800
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	270,000	272,727
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (a)	470,000	473,525
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,005,000	971,081
Kennedy-Wilson, Inc. 5.875% 4/1/24	775,000	761,438
Lennar Corp.:
4.75% 11/29/27 (a)	1,025,000	955,813
5% 6/15/27 (a)	460,000	438,150
5.25% 6/1/26 (a)	1,791,000	1,745,330
5.875% 11/15/24 (a)	520,000	534,300
M/I Homes, Inc. 5.625% 8/1/25	480,000	455,712
Mattamy Group Corp.:
6.5% 10/1/25 (a)	800,000	790,776
6.875% 12/15/23 (a)	345,000	354,919
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (a)	615,000	619,613
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (a)	590,000	590,738
Starwood Property Trust, Inc.:
4.75% 3/15/25 (a)	1,930,000	1,857,046
5% 12/15/21	865,000	877,975
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (a)	2,265,000	2,219,021
TRI Pointe Homes, Inc.:
5.25% 6/1/27	1,075,000	1,002,115
5.875% 6/15/24	300,000	298,410
William Lyon Homes, Inc.:
5.875% 1/31/25	580,000	551,551
6% 9/1/23 (a)	540,000	539,325
7% 8/15/22	1,030,000	1,053,175
		20,134,252
Hotels - 1.2%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	4,760,000	4,572,456
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (a)	4,805,000	4,690,881
Hilton Escrow Issuer LLC 4.25% 9/1/24	1,545,000	1,471,613
		10,734,950
Insurance - 0.6%
Acrisure LLC 7% 11/15/25 (a)	4,860,000	4,531,950
HUB International Ltd. 7% 5/1/26 (a)	855,000	855,308
		5,387,258
Leisure - 1.4%
Mattel, Inc.:
2.35% 8/15/21	1,600,000	1,456,000
3.15% 3/15/23	535,000	461,438
6.75% 12/31/25 (a)	5,330,000	5,199,415
Rivers Pittsburgh Borrower LP 6.125% 8/15/21 (a)	438,000	436,905
Silversea Cruises 7.25% 2/1/25 (a)	385,000	401,363
Six Flags Entertainment Corp. 4.875% 7/31/24 (a)	1,575,000	1,519,875
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	615,000	623,487
7.25% 11/30/21 (a)	1,295,000	1,350,038
Voc Escrow Ltd. 5% 2/15/28 (a)	535,000	503,911
		11,952,432
Metals/Mining - 4.4%
Alcoa Nederland Holding BV 6.125% 5/15/28 (a)	260,000	267,800
Constellium NV 5.875% 2/15/26 (a)	590,000	561,975
Eldorado Gold Corp. 6.125% 12/15/20 (a)	440,000	422,400
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	4,965,000	4,716,750
6.875% 3/1/26 (a)	3,670,000	3,472,738
7% 2/15/21 (a)	485,000	487,425
7.25% 5/15/22 (a)	245,000	246,531
7.25% 4/1/23 (a)	4,720,000	4,737,700
7.5% 4/1/25 (a)	5,210,000	5,105,800
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	625,000	613,281
5.125% 5/15/24 (a)	770,000	755,563
Freeport-McMoRan, Inc.:
3.55% 3/1/22	2,080,000	2,003,955
3.875% 3/15/23	2,335,000	2,244,519
4.55% 11/14/24	7,160,000	6,945,200
5.4% 11/14/34	1,540,000	1,416,800
6.875% 2/15/23	770,000	825,825
Novelis Corp. 5.875% 9/30/26 (a)	775,000	759,578
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	2,130,000	2,064,822
Teck Resources Ltd. 8.5% 6/1/24 (a)	715,000	790,969
		38,439,631
Paper - 0.1%
Boise Cascade Co. 5.625% 9/1/24 (a)	335,000	336,256
Louisiana-Pacific Corp. 4.875% 9/15/24	230,000	225,400
NewPage Corp. 11.375% 12/31/2014 (b)(d)	4,077,567	0
		561,656
Publishing/Printing - 0.0%
Clear Channel International BV 8.75% 12/15/20 (a)	240,000	249,000
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	1,280,000	1,212,800
5% 10/15/25 (a)	535,000	506,913
Golden Nugget, Inc. 6.75% 10/15/24 (a)	1,605,000	1,623,056
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	1,665,000	1,652,513
		4,995,282
Services - 3.7%
American Midstream Partners LP 8.5% 12/15/21 (a)	535,000	521,625
APX Group, Inc. 7.625% 9/1/23	1,130,000	991,575
Aramark Services, Inc.:
4.75% 6/1/26	1,840,000	1,780,200
5% 4/1/25 (a)	1,040,000	1,040,000
5.125% 1/15/24	530,000	538,215
Avantor, Inc.:
6% 10/1/24 (a)	3,785,000	3,766,075
9% 10/1/25 (a)	450,000	464,625
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	535,000	547,038
Corrections Corp. of America 5% 10/15/22	1,107,000	1,112,535
H&E Equipment Services, Inc. 5.625% 9/1/25	1,070,000	1,057,963
Hertz Corp.:
5.5% 10/15/24 (a)	13,765,000	10,994,794
6.25% 10/15/22	2,490,000	2,222,325
7.625% 6/1/22 (a)	2,225,000	2,166,594
IHS Markit Ltd.:
4% 3/1/26 (a)	400,000	380,800
4.75% 2/15/25 (a)	955,000	949,031
5% 11/1/22 (a)	200,000	203,810
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	810,000	769,500
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	765,000	600,525
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (a)	285,000	277,519
The GEO Group, Inc. 6% 4/15/26	345,000	337,238
United Rentals North America, Inc. 5.875% 9/15/26	1,270,000	1,298,575
		32,020,562
Steel - 0.8%
ArcelorMittal SA:
7.25% 10/15/39 (c)	421,000	488,360
7.25% 3/1/41 (c)	207,000	233,912
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	715,000	744,494
Cliffs Natural Resources, Inc. 5.75% 3/1/25	4,675,000	4,461,703
Commercial Metals Co. 5.75% 4/15/26 (a)	1,065,000	1,057,013
		6,985,482
Super Retail - 0.5%
Asbury Automotive Group, Inc. 6% 12/15/24	2,000,000	1,980,000
Netflix, Inc. 4.375% 11/15/26	1,490,000	1,401,494
PetSmart, Inc.:
5.875% 6/1/25 (a)	320,000	220,800
8.875% 6/1/25 (a)	320,000	152,800
Sonic Automotive, Inc. 6.125% 3/15/27	955,000	909,638
		4,664,732
Technology - 1.5%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	495,000	509,850
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.875% 6/15/21 (a)	1,435,000	1,472,630
Fair Isaac Corp. 5.25% 5/15/26 (a)	455,000	459,550
First Data Corp. 5% 1/15/24 (a)	1,070,000	1,068,930
Itron, Inc. 5% 1/15/26 (a)	745,000	715,200
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	625,000	626,563
Nuance Communications, Inc. 5.625% 12/15/26	2,610,000	2,544,750
Open Text Corp. 5.875% 6/1/26 (a)	770,000	787,402
Sabre GLBL, Inc. 5.25% 11/15/23 (a)	705,000	706,692
Symantec Corp.:
4.2% 9/15/20	655,000	655,931
5% 4/15/25 (a)	2,635,000	2,547,145
TTM Technologies, Inc. 5.625% 10/1/25 (a)	305,000	300,425
VeriSign, Inc. 4.625% 5/1/23	695,000	700,213
		13,095,281
Telecommunications - 5.8%
Altice Financing SA:
6.625% 2/15/23 (a)	2,965,000	2,922,897
7.5% 5/15/26 (a)	2,865,000	2,739,656
Altice Finco SA:
7.625% 2/15/25 (a)	3,335,000	3,097,381
8.125% 1/15/24 (a)	1,135,000	1,154,863
CommScope Technologies Finance LLC 6% 6/15/25 (a)	405,000	406,013
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	610,000	610,763
5.375% 3/15/27	290,000	292,175
Frontier Communications Corp.:
8.5% 4/1/26 (a)	1,990,000	1,927,813
11% 9/15/25	3,720,000	2,976,000
GCI, Inc. 6.875% 4/15/25	1,835,000	1,910,694
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (a)	450,000	478,125
Inmarsat Finance PLC 4.875% 5/15/22 (a)	395,000	376,238
Intelsat Jackson Holdings SA:
5.5% 8/1/23	1,255,000	1,097,341
7.5% 4/1/21	205,000	200,388
8% 2/15/24 (a)	1,085,000	1,147,388
Level 3 Financing, Inc.:
5.125% 5/1/23	1,540,000	1,509,200
5.375% 1/15/24	925,000	901,875
5.375% 5/1/25	335,000	324,113
5.625% 2/1/23	830,000	837,014
Neptune Finco Corp.:
6.625% 10/15/25 (a)	3,340,000	3,448,550
10.875% 10/15/25 (a)	369,000	427,579
Sable International Finance Ltd. 6.875% 8/1/22 (a)	1,750,000	1,824,375
SFR Group SA:
6% 5/15/22 (a)	1,185,000	1,180,556
6.25% 5/15/24 (a)	695,000	674,150
7.375% 5/1/26 (a)	1,440,000	1,400,400
Sprint Capital Corp. 6.875% 11/15/28	1,125,000	1,077,188
Sprint Communications, Inc. 6% 11/15/22	1,335,000	1,328,325
Sprint Corp.:
7.125% 6/15/24	3,395,000	3,420,463
7.25% 9/15/21	1,845,000	1,909,575
7.875% 9/15/23	2,105,000	2,209,198
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,150,000	1,190,250
6% 4/15/24	1,840,000	1,911,392
6.5% 1/15/26	630,000	657,563
ViaSat, Inc. 5.625% 9/15/25 (a)	1,070,000	1,003,125
Wind Tre SpA 5% 1/20/26 (a)	1,755,000	1,404,878
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (a)	980,000	948,150
		50,925,654
Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (a)	340,000	346,902
Transportation Ex Air/Rail - 1.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	3,155,000	2,535,831
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	8,615,000	6,472,019
11.25% 8/15/22 (a)	1,065,000	1,030,388
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	210,000	205,013
Teekay Corp. 8.5% 1/15/20	1,900,000	1,961,750
		12,205,001
Utilities - 4.4%
Calpine Corp.:
5.25% 6/1/26 (a)	1,140,000	1,077,300
5.75% 1/15/25	3,645,000	3,316,950
Dynegy, Inc.:
7.375% 11/1/22	300,000	315,120
7.625% 11/1/24	8,420,000	9,040,975
8% 1/15/25 (a)	1,495,000	1,618,338
8.125% 1/30/26 (a)	765,000	837,507
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	660,000	641,850
7% 6/15/23	2,030,000	2,014,775
InterGen NV 7% 6/30/23 (a)	8,230,000	8,188,850
NRG Energy, Inc. 5.75% 1/15/28 (a)	680,000	671,561
NRG Yield Operating LLC 5% 9/15/26	485,000	466,813
Pattern Energy Group, Inc. 5.875% 2/1/24 (a)	440,000	445,500
Talen Energy Supply LLC:
6.5% 6/1/25	3,380,000	2,619,500
10.5% 1/15/26 (a)	3,805,000	3,538,650
The AES Corp.:
5.125% 9/1/27	535,000	526,975
6% 5/15/26	1,515,000	1,562,344
Vertiv Group Corp. 9.25% 10/15/24 (a)	1,540,000	1,509,200
		38,392,208

TOTAL NONCONVERTIBLE BONDS		739,646,451

TOTAL CORPORATE BONDS
(Cost $754,985,940)		746,487,096
	Shares	Value

Common Stocks - 0.0%
Automotive & Auto Parts - 0.0%
Chassix Holdings, Inc. warrants 7/29/20 (d)(g)	3,722	39,714
UC Holdings, Inc. (d)	13,838	351,624

TOTAL AUTOMOTIVE & AUTO PARTS		391,338

Environmental - 0.0%
Tervita Corp. Class A (g)	10,214	69,774
TOTAL COMMON STOCKS
(Cost $1,677,730)		461,112

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 0.7%
Energy - 0.4%
Chesapeake Energy Corp. Series A, 5.75%	5,300	3,167,439
Telecommunications - 0.1%
Crown Castle International Corp. Series A, 6.875%	880	918,086
Utilities - 0.2%
Vistra Energy Corp. 7.00%	21,400	2,103,620

TOTAL CONVERTIBLE PREFERRED STOCKS		6,189,145

Nonconvertible Preferred Stocks - 0.4%
Environmental - 0.4%
Tervita Corp. Series A (g)	559,673	3,823,245
TOTAL PREFERRED STOCKS
(Cost $9,424,172)		10,012,390
	Principal Amount	Value

Bank Loan Obligations - 5.5%
Cable/Satellite TV - 0.3%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4187% 1/25/26 (c)(e)	285,000	284,288
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1888% 8/19/23 (c)(e)	2,731,774	2,623,076

TOTAL CABLE/SATELLITE TV		2,907,364

Capital Goods - 0.0%
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4375% 5/9/25 (c)(e)	70,000	70,132
Chemicals - 0.1%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (c)(e)	107,057	107,535
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (c)(e)	247,055	248,157
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 8/8/24 (c)(e)	79,600	80,197

TOTAL CHEMICALS		435,889

Containers - 0.0%
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.49% 10/14/24 (c)(e)	49,750	49,828
Energy - 0.6%
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.3363% 12/31/21 (c)(e)	825,000	924,520
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.6978% 12/31/22 (c)(e)	1,280,000	1,308,262
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.808% 7/29/21 (c)(e)	2,555,767	2,564,278
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4171% 5/7/25 (c)(e)	545,000	544,319

TOTAL ENERGY		5,341,379

Environmental - 0.1%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1154% 8/1/24 (c)(e)	701,475	704,688
Food & Drug Retail - 1.0%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 8/25/21 (c)(e)	1,637,249	1,619,010
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.4803% 5/15/24 (c)(e)	5,500,000	5,316,685
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.3553% 11/25/22 (c)(e)	2,045,682	2,037,131

TOTAL FOOD & DRUG RETAIL		8,972,826

Gaming - 0.4%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 12/22/24 (c)(e)	1,640,888	1,640,658
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 4/18/24 (c)(e)	1,439,125	1,438,895
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7075% 10/4/23 (c)(e)	570,652	573,745

TOTAL GAMING		3,653,298

Healthcare - 0.9%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.5572% 1/27/21 (c)(e)	743,212	723,145
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.25% 4/9/21 (c)(e)	1,166,226	1,164,769
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7285% 6/30/21 (c)(e)	5,574,088	5,575,481
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.552% 12/31/22 (c)(e)	382,069	379,998
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5/17/25 (e)(h)	165,000	165,269

TOTAL HEALTHCARE		8,008,662

Insurance - 0.1%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3595% 4/25/25 (c)(e)	395,000	394,178
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.802% 3/14/22 (c)(e)	1,251,444	1,262,420
Restaurants - 0.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 2/17/24 (c)(e)	827,963	827,135
Services - 0.4%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8072% 6/13/24 (c)(e)	446,625	439,256
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9803% 11/21/24 (c)(e)	2,079,788	2,093,826
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4803% 4/26/24 (c)(e)	1,172,231	1,177,881

TOTAL SERVICES		3,710,963

Steel - 0.2%
Big River Steel LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.302% 8/23/23 (c)(e)	1,417,875	1,442,688
Technology - 0.4%
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2256% 4/30/25 (c)(e)	1,640,000	1,644,100
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9654% 4/26/24 (c)(e)	507,612	507,252
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3573% 11/1/23 (c)(e)	637,533	640,191
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.802% 1/27/23 (c)(e)	531,914	502,807

TOTAL TECHNOLOGY		3,294,350

Telecommunications - 0.6%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.74% 6/15/24 (c)(e)	278,746	276,135
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.4683% 1/2/24 (c)(e)	300,000	310,071
Tranche B-5, term loan 6.625% 1/2/24	300,000	306,876
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 2/1/24 (c)(e)	3,704,969	3,648,024
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5% 2/3/24 (c)(e)	608,850	608,393

TOTAL TELECOMMUNICATIONS		5,149,499

Transportation Ex Air/Rail - 0.1%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.49% 6/22/22 (c)(e)	677,063	673,677
Utilities - 0.1%
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9088% 11/30/23 (c)(e)	657,543	648,502
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.1988% 12/14/23 (c)(e)	355,500	356,136

TOTAL UTILITIES		1,004,638

TOTAL BANK LOAN OBLIGATIONS
(Cost $47,607,853)		47,903,614

Preferred Securities - 1.2%
Banks & Thrifts - 0.9%
Bank of America Corp. 6.25% (c)(i)	720,000	759,719
Barclays Bank PLC 7.625% 11/21/22	2,485,000	2,701,889
Credit Agricole SA:
6.625% (a)(c)(i)	450,000	457,883
7.875% (a)(c)(i)	1,075,000	1,134,103
Lloyds Banking Group PLC 7.5% (c)(i)	435,000	460,970
Royal Bank of Scotland Group PLC:
7.5% (c)(i)	975,000	1,016,769
8.625% (c)(i)	915,000	1,003,724

TOTAL BANKS & THRIFTS		7,535,057

Energy - 0.3%
DCP Midstream Partners LP 7.375% (c)(i)	1,635,000	1,637,708
Summit Midstream Partners LP 9.5% (c)(i)	1,065,000	1,111,696

TOTAL ENERGY		2,749,404

TOTAL PREFERRED SECURITIES
(Cost $9,811,881)		10,284,461
	Shares	Value

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 1.76% (j)
(Cost $56,985,570)	56,982,151	56,993,548
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $880,493,146)		872,142,221
NET OTHER ASSETS (LIABILITIES) - 0.5%		4,093,380
NET ASSETS - 100%		$876,235,601

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $429,079,272 or 49.0% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Level 3 security

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Non-income producing

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$775,819
Total	$775,819

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$391,338	$--	$--	$391,338
Energy	3,167,439	--	3,167,439	--
Industrials	3,893,019	--	3,893,019	--
Real Estate	918,086	--	918,086	--
Utilities	2,103,620	--	2,103,620	--
Corporate Bonds	746,487,096	--	746,487,096	--
Bank Loan Obligations	47,903,614	--	47,903,614	--
Preferred Securities	10,284,461	--	10,284,461	--
Money Market Funds	56,993,548	56,993,548	--	--
Total Investments in Securities:	$872,142,221	$56,993,548	$814,757,335	$391,338

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2018